Net Loss Per Share (Details) - Schedule of basic and diluted (loss) income per share - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Loss Income Per Share [Abstract]
Net loss attributable to Aptorum Group Limited		$ (2,824,647)	$ (9,799,560)	$ (25,048,389)
Weighted average shares outstanding(1)
Basic	[1]	4,521,133	3,569,484	3,503,396
Diluted	[1]	4,521,133	3,569,484	3,503,396
Net loss per share attributable to Aptorum Group Limited(1)
Basic	[1]	$ (0.62)	$ (2.75)	$ (7.15)
Diluted	[1]	$ (0.62)	$ (2.75)	$ (7.15)

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.